American Funds Strategic Bond FundSM
Investment portfolio
September 30, 2020
unaudited
Bonds, notes & other debt instruments 89.28% U.S. Treasury bonds & notes 43.71% U.S. Treasury 41.00%	Principal amount (000)	Value (000)
U.S. Treasury 0.125% 2022	$350,000	$349,958
U.S. Treasury 1.50% 2022	4,000	4,103
U.S. Treasury 1.50% 2024	97	102
U.S. Treasury 2.25% 2024	1,224	1,314
U.S. Treasury 0.25% 2025	268,373	268,102
U.S. Treasury 0.25% 2025	102,217	102,085
U.S. Treasury 0.50% 2025[1]	144,338	145,993
U.S. Treasury 1.625% 2026	385	413
U.S. Treasury 1.75% 2026	24,924	27,016
U.S. Treasury 1.875% 2026	2,093	2,276
U.S. Treasury 1.875% 2026	566	615
U.S. Treasury 0.50% 2027	300,000	300,786
U.S. Treasury 0.50% 2027[1]	72,000	72,339
U.S. Treasury 3.125% 2028	205	246
U.S. Treasury 1.125% 2040[1]	116,000	114,333
U.S. Treasury 1.125% 2040	45,000	44,185
U.S. Treasury 1.25% 2050[1]	496,759	471,534
		1,905,400
U.S. Treasury inflation-protected securities 2.71%
U.S. Treasury Inflation-Protected Security 0.125% 2030[1,2]	114,030	125,998
Total U.S. Treasury bonds & notes		2,031,398
Corporate bonds, notes & loans 27.86% Energy 4.70%
Apache Corp. 4.625% 2025	5,395	5,152
Apache Corp. 4.25% 2030	495	447
Apache Corp. 5.35% 2049	350	310
Baker Hughes, a GE Co. 4.486% 2030	1,593	1,815
Baker Hughes, a GE Co. 4.08% 2047	915	916
Canadian Natural Resources Ltd. 2.95% 2023	325	338
Canadian Natural Resources Ltd. 3.85% 2027	2,000	2,159
Canadian Natural Resources Ltd. 2.95% 2030	6,455	6,505
Cenovus Energy Inc. 5.375% 2025	1,980	1,908
Cenovus Energy Inc. 5.25% 2037	523	454
Cenovus Energy Inc. 5.40% 2047	364	307
Cheniere Energy, Inc. 3.70% 2029[3]	4,974	5,176
Chevron Corp. 2.236% 2030	3,290	3,496
Chevron Corp. 3.078% 2050	1,181	1,268
Comstock Resources, Inc. 9.75% 2026	3,325	3,415
Diamondback Energy, Inc. 4.75% 2025	6,700	7,234
Enbridge Energy Partners, LP 5.875% 2025	155	186
Enbridge Energy Partners, LP 7.375% 2045	318	466
Energy Transfer Operating, LP 2.90% 2025	3,201	3,222
Energy Transfer Operating, LP 3.75% 2030	6,403	6,212
Energy Transfer Partners, LP 6.125% 2045	1,170	1,175
American Funds Strategic Bond Fund — Page 1 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 5.30% 2047	$647	$602
Energy Transfer Partners, LP 6.00% 2048	352	354
Energy Transfer Partners, LP 6.25% 2049	1,000	1,032
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[4]	2,700	1,840
Enterprise Products Operating LLC 2.80% 2030	1,319	1,400
Enterprise Products Operating LLC 3.20% 2052	1,697	1,544
EOG Resources, Inc. 4.375% 2030	550	649
EOG Resources, Inc. 4.95% 2050	2,226	2,743
EQM Midstream Partners, LP 6.00% 2025[3]	7,200	7,434
EQM Midstream Partners, LP 6.50% 2027[3]	3,620	3,842
EQT Corp. 7.875% 2025	2,000	2,220
EQT Corp. 3.90% 2027	2,500	2,283
Equinor ASA 3.70% 2050	1,217	1,401
Exxon Mobil Corp. 4.227% 2040	1,200	1,474
Exxon Mobil Corp. 3.452% 2051	1,229	1,355
Gray Oak Pipeline, LLC 2.60% 2025[3]	4,442	4,461
Kinder Morgan, Inc. 2.00% 2031	5,000	4,818
Kinder Morgan, Inc. 5.20% 2048	1,044	1,225
Kinder Morgan, Inc. 3.25% 2050	3,345	3,040
Leviathan Bond Ltd. 5.75% 2023[3]	3,410	3,521
Leviathan Bond Ltd. 6.75% 2030[3]	3,245	3,367
Marathon Oil Corp. 4.40% 2027	1,175	1,170
MPLX LP 1.75% 2026	5,933	5,930
MPLX LP 2.65% 2030	6,409	6,299
MPLX LP 5.50% 2049	1,750	1,961
Murphy Oil Corp. 5.875% 2027	1,965	1,680
MV24 Capital BV 6.748% 2034[3]	1,399	1,415
Neptune Energy Group Holdings Ltd. 6.625% 2025[3]	2,775	2,482
New Fortress Energy Inc. 6.75% 2025[3]	3,695	3,870
Occidental Petroleum Corp. 3.20% 2026	329	262
Occidental Petroleum Corp. 3.50% 2029	2,236	1,718
ONEOK, Inc. 5.85% 2026	6,334	7,291
ONEOK, Inc. 4.00% 2027	395	412
ONEOK, Inc. 4.55% 2028	130	138
ONEOK, Inc. 4.35% 2029	230	240
ONEOK, Inc. 3.10% 2030	1,788	1,724
ONEOK, Inc. 6.35% 2031	6,154	7,173
ONEOK, Inc. 4.95% 2047	402	382
ONEOK, Inc. 5.20% 2048	4,988	4,807
ONEOK, Inc. 7.15% 2051	2,610	3,104
Petrobras Global Finance Co. 5.093% 2030	1,118	1,176
Petrobras Global Finance Co. 5.60% 2031	4,000	4,276
Petrobras Global Finance Co. 7.25% 2044	300	343
Petrobras Global Finance Co. 6.75% 2050	5,680	6,159
Petróleos Mexicanos 4.50% 2026	2,188	1,945
Petróleos Mexicanos 5.95% 2031[3]	625	521
Petróleos Mexicanos 7.69% 2050[3]	2,300	1,902
Pioneer Natural Resources Co. 1.90% 2030	5,557	5,230
QEP Resources, Inc. 5.625% 2026	350	199
Range Resources Corp. 9.25% 2026[3]	4,000	4,117
Rattler Midstream Partners LP 5.625% 2025[3]	1,165	1,176
Sabine Pass Liquefaction, LLC 4.50% 2030[3]	6,850	7,727
Saudi Arabian Oil Co. 3.50% 2029[3]	1,035	1,141
Saudi Arabian Oil Co. 4.375% 2049[3]	285	344
American Funds Strategic Bond Fund — Page 2 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 8.375% 2028	$1,035	$1,019
Sunoco Logistics Operating Partners, LP 5.40% 2047	1,090	1,030
Targa Resources Partners LP 5.375% 2027	5,400	5,443
Targa Resources Partners LP 5.50% 2030[3]	1,460	1,454
Targa Resources Partners LP 4.875% 2031[3]	3,290	3,192
Teekay Corp. 9.25% 2022[3]	790	747
TransCanada PipeLines Ltd. 4.10% 2030	3,057	3,532
Western Midstream Operating, LP 3.10% 2025	1,532	1,462
Western Midstream Operating, LP 4.05% 2030	1,101	1,075
Western Midstream Operating, LP 5.25% 2050	2,539	2,356
Williams Companies, Inc. 3.50% 2030	4,354	4,743
Williams Partners LP 6.30% 2040	576	712
Williams Partners LP 5.10% 2045	384	432
		218,277
Health care 3.54%
AbbVie Inc. 2.60% 2024[3]	3,800	4,034
AbbVie Inc. 2.95% 2026[3]	2,516	2,745
AbbVie Inc. 4.25% 2049[3]	1,312	1,558
AstraZeneca PLC 3.375% 2025	3,600	4,032
Avantor Funding, Inc. 4.625% 2028[3]	5,785	6,009
Bausch Health Companies Inc. 9.25% 2026[3]	6,930	7,632
Bayer U.S. Finance II LLC 4.375% 2028[3]	1,450	1,704
Boston Scientific Corp. 1.90% 2025	1,529	1,598
Boston Scientific Corp. 3.75% 2026	395	450
Boston Scientific Corp. 2.65% 2030	4,700	5,010
Centene Corp. 4.25% 2027	3,335	3,498
Centene Corp. 4.625% 2029	2,990	3,229
Centene Corp. 3.00% 2030	3,625	3,698
Change Healthcare Holdings, LLC 5.75% 2025[3]	9,000	9,124
Concordia International Corp. 8.00% 2024	403	397
CVS Health Corp. 3.75% 2030	4,000	4,582
CVS Health Corp. 4.25% 2050	1,064	1,254
Emergent BioSolutions Inc. 3.875% 2028[3]	935	941
Encompass Health Corp. 4.625% 2031	2,495	2,495
Endo International PLC 5.875% 2024[3]	625	627
Gilead Sciences, Inc. 1.65% 2030	2,622	2,620
HCA Inc. 3.50% 2030	3,300	3,367
HCA Inc. 5.25% 2049	2,300	2,803
LifePoint Health, Inc. 6.75% 2025[3]	2,500	2,638
Molina Healthcare, Inc. 4.375% 2028[3]	8,290	8,468
Radiology Partners, Inc. 9.25% 2028[3]	665	693
Regeneron Pharmaceuticals, Inc. 1.75% 2030	3,224	3,149
Regeneron Pharmaceuticals, Inc. 2.80% 2050	2,812	2,635
Shire PLC 3.20% 2026	4,423	4,923
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	2,400	2,669
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	2,621	3,256
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	3,535	3,589
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	3,314	3,438
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	2,814	2,897
Team Health Holdings, Inc. 6.375% 2025[3]	1,475	1,018
Tenet Healthcare Corp. 7.50% 2025[3]	3,000	3,237
Tenet Healthcare Corp. 5.125% 2027[3]	4,100	4,228
Tenet Healthcare Corp. 6.125% 2028[3]	2,900	2,829
American Funds Strategic Bond Fund — Page 3 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 2.80% 2023	$4,585	$4,393
Teva Pharmaceutical Finance Co. BV 6.00% 2024	5,710	5,837
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,750	1,841
Teva Pharmaceutical Finance Co. BV 3.15% 2026	7,300	6,456
Teva Pharmaceutical Finance Co. BV 6.75% 2028	3,900	4,073
Upjohn Inc. 2.30% 2027[3]	1,181	1,221
Upjohn Inc. 2.70% 2030[3]	4,577	4,744
Upjohn Inc. 3.85% 2040[3]	1,240	1,341
Upjohn Inc. 4.00% 2050[3]	3,392	3,630
Valeant Pharmaceuticals International, Inc. 8.50% 2027[3]	700	770
Zoetis Inc. 2.00% 2030	7,000	7,223
		164,603
Consumer discretionary 3.44%
Bayerische Motoren Werke AG 3.90% 2025[3]	5,300	5,931
Booking Holdings Inc. 4.625% 2030	4,000	4,791
Boyd Gaming Corp. 8.625% 2025[3]	3,625	3,978
Boyd Gaming Corp. 4.75% 2027	2,300	2,262
Burger King Corp. 5.75% 2025[3]	3,200	3,421
Caesars Entertainment, Inc. 6.25% 2025[3]	2,795	2,917
Caesars Resort Collection, LLC 5.75% 2025[3]	2,705	2,793
Carnival Corp. 11.50% 2023[3]	5,485	6,157
Carnival Corp. 10.50% 2026[3]	4,380	4,859
Expedia Group Inc. 6.25% 2025[3]	4,650	5,131
Fertitta Entertainment, Inc. 6.75% 2024[3]	5,435	4,545
General Motors Company 6.80% 2027	1,882	2,292
Hanesbrands Inc. 5.375% 2025[3]	1,411	1,497
Home Depot, Inc. 2.95% 2029	1,435	1,622
Hyatt Hotels Corp. 5.375% 2025	3,800	4,095
International Game Technology PLC 5.25% 2029[3]	5,600	5,672
Kohl’s Corp. 9.50% 2025	2,000	2,363
Lithia Motors, Inc. 4.375% 2031[3]	2,750	2,750
Marriott International, Inc. 5.75% 2025	1,222	1,364
McDonald’s Corp. 3.625% 2049	979	1,100
McDonald’s Corp. 4.20% 2050	2,259	2,758
Melco International Development Ltd. 5.375% 2029[3]	305	304
MGM Resorts International 6.00% 2023	1,900	1,975
MGM Resorts International 6.75% 2025	3,500	3,674
MYT Holding Co. 7.50% 2025[3,5]	291	288
Neiman Marcus Group Ltd. LLC, Term Loan (3-month USD-LIBOR + 12.00%) 13.00% 2025[5,6,7]	69	71
Nissan Motor Co., Ltd. 3.043% 2023[3]	4,484	4,548
Nissan Motor Co., Ltd. 4.81% 2030[3]	6,600	6,631
Norwegian Cruise Line Holdings Ltd. 10.25% 2026[3]	7,115	7,435
Party City Holdings Inc. 6.625% 2026[3]	560	182
PetSmart, Inc. 7.125% 2023[3]	6,025	6,085
PetSmart, Inc. 8.875% 2025[3]	2,325	2,415
Royal Caribbean Cruises Ltd. 10.875% 2023[3]	4,955	5,547
S.A.C.I. Falabella 3.75% 2027[3]	1,885	1,991
S.A.C.I. Falabella 3.75% 2027[3]	400	423
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,600	5,685
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[3]	3,195	3,510
Sands China Ltd. 4.60% 2023	3,270	3,494
Sands China Ltd. 5.40% 2028	3,250	3,627
Scientific Games Corp. 8.25% 2026[3]	4,045	4,240
American Funds Strategic Bond Fund — Page 4 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
TJX Companies, Inc. 4.50% 2050	$4,846	$6,264
Toyota Motor Credit Corp. 3.375% 2030	2,865	3,306
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[3]	955	941
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[3]	860	848
Viking Cruises Ltd. 13.00% 2025[3]	1,810	2,100
Wyndham Worldwide Corp. 4.375% 2028[3]	3,340	3,246
Wynn Resorts Ltd. 7.75% 2025[3]	775	822
Wynn Resorts Ltd. 5.125% 2029[3]	6,100	5,925
YUM! Brands, Inc. 7.75% 2025[3]	2,003	2,216
		160,091
Materials 2.91%
Air Products and Chemicals, Inc. 2.05% 2030	2,046	2,158
Air Products and Chemicals, Inc. 2.80% 2050	1,322	1,394
Anglo American Capital PLC 5.375% 2025[3]	919	1,057
Anglo American Capital PLC 5.625% 2030[3]	6,000	7,379
Arconic Corp. 6.00% 2025[3]	4,200	4,493
Ardagh Packaging Finance 5.25% 2025[3]	1,887	1,974
Axalta Coating Systems LLC 4.75% 2027[3]	4,000	4,115
Ball Corp. 2.875% 2030	18,000	17,820
Braskem Idesa Sapi 7.45% 2029[3]	1,544	1,456
Braskem SA 4.50% 2030[3]	1,650	1,543
Braskem SA 5.875% 2050[3]	2,700	2,488
Braskem SA 8.50% 2081 (UST Yield Curve Rate T Note Constant Maturity 5-year + 8.22% on 1/23/2026)[3,4]	7,500	7,542
Cleveland-Cliffs Inc. 9.875% 2025[3]	975	1,090
Consolidated Energy Finance SA 6.50% 2026[3]	2,235	1,965
Cydsa SAB de CV 6.25% 2027[3]	470	475
Dow Chemical Co. 5.55% 2048	1,800	2,376
DowDuPont Inc. 5.419% 2048	495	664
First Quantum Minerals Ltd. 6.50% 2024[3]	2,850	2,740
First Quantum Minerals Ltd. 6.875% 2026[3]	800	773
First Quantum Minerals Ltd. 6.875% 2027[3]	6,500	6,270
FXI Holdings, Inc. 12.25% 2026[3]	3,781	4,043
Hexion Inc. 7.875% 2027[3]	5,629	5,656
Industrias Peñoles, SAB de CV 4.75% 2050[3]	1,280	1,324
LSB Industries, Inc. 9.625% 2023[3]	1,930	1,898
LYB International Finance III, LLC 4.20% 2050	2,800	3,126
Methanex Corp. 5.125% 2027	3,850	3,836
Newcrest Finance Pty Ltd. 3.25% 2030[3]	2,719	2,970
Newcrest Finance Pty Ltd. 4.20% 2050[3]	1,807	2,120
Nova Chemicals Corp. 5.25% 2027[3]	2,050	1,932
Nutrition & Biosciences, Inc. 2.30% 2030[3]	8,800	8,868
Nutrition & Biosciences, Inc. 3.268% 2040[3]	6,600	6,652
Nutrition & Biosciences, Inc. 3.468% 2050[3]	4,400	4,421
Olin Corp. 9.50% 2025[3]	2,425	2,830
Olin Corp. 5.00% 2030	4,500	4,240
Summit Materials, Inc. 5.25% 2029[3]	2,900	3,025
Tronox Ltd. 6.50% 2026[3]	1,100	1,102
Vale Overseas Ltd. 3.75% 2030	5,352	5,513
Warrior Met Coal, Inc. 8.00% 2024[3]	411	419
Westlake Chemical Corp. 5.00% 2046	1,095	1,282
Westlake Chemical Corp. 4.375% 2047	230	246
		135,275
American Funds Strategic Bond Fund — Page 5 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials 2.90%	Principal amount (000)	Value (000)
Alliant Holdings Intermediate, LLC 6.75% 2027[3]	$3,000	$3,152
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[3]	5,250	5,845
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)[4]	3,700	3,917
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[4]	4,300	5,343
Bank of New York Mellon Corp., Series G, junior subordinated, 4.70% (5-year USD-CMT + 4.358% on 09/20/2025)[4]	5,500	5,849
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[4]	4,375	4,714
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[4]	3,550	4,266
Compass Diversified Holdings 8.00% 2026[3]	5,000	5,268
Credit Suisse Group AG 4.194% 2031[3,4]	10,225	11,825
Danske Bank AS 3.875% 2023[3]	4,600	4,956
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[4]	3,975	4,004
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[4]	3,475	3,499
FS Energy and Power Fund 7.50% 2023[3]	4,098	3,740
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	1,070	1,219
Goldman Sachs Group, Inc. 2.60% 2030	7,915	8,369
Intercontinental Exchange, Inc. 2.65% 2040	5,700	5,693
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[4]	10,000	10,405
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[4]	3,816	4,072
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[4]	3,600	3,832
LPL Financial Holdings Inc. 4.625% 2027[3]	1,505	1,525
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	3,675	3,907
National Financial Partners Corp. 6.875% 2028[3]	3,685	3,730
Navient Corp. 6.75% 2026	6,400	6,412
New York Life Insurance Company 3.75% 2050[3]	4,503	5,088
Travelers Companies, Inc. 2.55% 2050	361	354
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[3,4]	1,675	1,786
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[4]	2,850	2,988
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[4]	1,650	1,793
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[4]	4,114	4,310
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[4]	2,200	3,004
		134,865
Communication services 2.39%
Alphabet Inc. 2.05% 2050	1,750	1,635
AT&T Inc. 4.35% 2029	1,250	1,469
AT&T Inc. 2.25% 2032	7,250	7,267
AT&T Inc. 3.30% 2052	6,000	5,620
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[3]	4,500	4,731
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[3]	2,200	2,332
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[3]	13,500	14,012
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[3]	2,700	2,822
CenturyLink, Inc. 4.00% 2027[3]	1,175	1,195
Deutsche Telekom AG 3.625% 2050[3]	1,350	1,500
Discovery Communications, Inc. 3.625% 2030	2,227	2,481
Discovery Communications, Inc. 4.65% 2050	4,400	5,042
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[6,7]	950	979
Front Range BidCo, Inc. 6.125% 2028[3]	5,000	5,162
Frontier Communications Corp. 8.00% 2027[3]	1,890	1,887
Lamar Media Corp. 4.875% 2029[3]	3,600	3,753
Level 3 Communications, Inc. 3.875% 2029[3]	1,200	1,302
Netflix, Inc. 3.625% 2025[3]	2,225	2,329
Netflix, Inc. 5.875% 2028	3,575	4,272
American Funds Strategic Bond Fund — Page 6 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Sprint Corp. 6.875% 2028	$2,100	$2,619
TEGNA Inc. 4.75% 2026[3]	3,725	3,813
T-Mobile US, Inc. 2.55% 2031[3]	11,000	11,411
T-Mobile US, Inc. 4.375% 2040[3]	2,600	3,050
T-Mobile US, Inc. 4.50% 2050[3]	6,800	8,186
Univision Communications Inc. 6.625% 2027[3]	7,100	6,949
Ziggo Bond Co. BV 5.125% 2030[3]	5,000	5,074
		110,892
Industrials 2.30%
Avis Budget Car Rental, LLC 5.75% 2027[3]	3,000	2,706
Boeing Company 2.70% 2027	128	125
Boeing Company 3.20% 2029	682	672
Boeing Company 2.95% 2030	46	45
Boeing Company 3.60% 2034	1,460	1,408
Booz Allen Hamilton Inc. 3.875% 2028[3]	2,585	2,659
Canadian Pacific Railway Ltd. 2.05% 2030	2,000	2,088
Carrier Global Corp. 2.242% 2025[3]	943	984
Carrier Global Corp. 2.493% 2027[3]	780	817
Carrier Global Corp. 2.722% 2030[3]	2,552	2,671
Carrier Global Corp. 3.377% 2040[3]	1,028	1,077
Carrier Global Corp. 3.577% 2050[3]	893	947
CSX Corp. 2.40% 2030	2,228	2,390
CSX Corp. 3.80% 2050	546	656
Dun & Bradstreet Corp. 6.875% 2026[3]	865	931
Dun & Bradstreet Corp. 10.25% 2027[3]	3,816	4,330
F-Brasile SpA 7.375% 2026[3]	526	447
General Electric Co. 4.25% 2040	450	459
General Electric Co. 4.35% 2050	450	459
GFL Environmental Inc. 3.75% 2025[3]	7,700	7,695
Hardwoods Acquisition Inc. 7.50% 2021[3,8]	1,170	433
Howmet Aerospace Inc. 6.875% 2025	595	658
MasTec, Inc. 4.50% 2028[3]	2,475	2,503
Norfolk Southern Corp. 3.05% 2050	1,669	1,788
Otis Worldwide Corp. 2.565% 2030	2,250	2,421
Otis Worldwide Corp. 3.362% 2050	306	338
Pisces Parent LLC 8.00% 2026[3]	1,349	1,420
Roper Technologies, Inc. 1.75% 2031	23,000	22,975
Science Applications International Corp. 4.875% 2028[3]	365	371
SkyMiles IP Ltd. 4.50% 2025[3]	4,500	4,622
SkyMiles IP Ltd. 4.75% 2028[3]	2,760	2,868
SkyMiles IP Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[6,7]	3,000	3,030
Uber Technologies, Inc. 7.50% 2023[3]	1,100	1,147
Uber Technologies, Inc. 8.00% 2026[3]	1,400	1,492
Union Pacific Corp. 3.95% 2059	3,000	3,584
United Airlines Holdings, Inc. 6.50% 2027[3]	3,905	4,076
Vertical Holdco GMBH 7.625% 2028[3]	1,600	1,694
Vertical U.S. Newco Inc. 5.25% 2027[3]	2,625	2,733
Wesco Aircraft Holdings, Inc. 8.50% 2024[3]	2,400	1,974
WESCO Distribution, Inc. 7.125% 2025[3]	5,835	6,364
WESCO Distribution, Inc. 7.25% 2028[3]	6,085	6,676
Westinghouse Air Brake Technologies Corp. 4.40% 2024[4]	257	279
		107,012
American Funds Strategic Bond Fund — Page 7 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 2.23%	Principal amount (000)	Value (000)
Adobe Inc. 1.90% 2025	$737	$780
Adobe Inc. 2.15% 2027	1,332	1,431
Adobe Inc. 2.30% 2030	2,238	2,419
Banff Merger Sub Inc. 9.75% 2026[3]	8,725	9,235
Black Knight Inc. 3.625% 2028[3]	4,330	4,384
Blue Yonder Group, Inc. 4.25% 2026[3]	5,475	5,581
BMC Software, Inc. 7.125% 2025[3]	2,770	2,963
Broadcom Inc. 4.75% 2029	6,495	7,548
Broadcom Inc. 5.00% 2030	5,996	7,088
Diebold Nixdorf, Inc. 9.375% 2025[3]	7,675	8,116
Financial & Risk US Holdings, Inc. 6.25% 2026[3]	2,475	2,647
Financial & Risk US Holdings, Inc. 8.25% 2026[3]	3,760	4,127
Fiserv, Inc. 3.50% 2029	2,025	2,311
Fiserv, Inc. 2.65% 2030	3,453	3,723
International Business Machines Corp. 2.95% 2050	2,830	2,952
Intuit Inc. 1.35% 2027	2,820	2,865
Intuit Inc. 1.65% 2030	4,670	4,758
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[6,7]	1,284	1,259
Oracle Corp. 3.60% 2050	5,000	5,606
ServiceNow, Inc. 1.40% 2030	3,410	3,323
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.75% 2026[6,7]	4,750	4,744
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[6,7]	50	51
Veritas Holdings Ltd. 7.50% 2025[3]	8,470	8,745
Xerox Corp. 5.00% 2025[3]	6,875	6,803
		103,459
Consumer staples 1.60%
Albertsons Companies, Inc. 3.50% 2029[3]	7,500	7,294
Altria Group, Inc. 3.40% 2030	1,572	1,715
Altria Group, Inc. 5.95% 2049	4,889	6,575
Anheuser-Busch InBev NV 4.75% 2029	80	97
Anheuser-Busch InBev NV 4.60% 2048	2,105	2,513
Anheuser-Busch InBev NV 4.50% 2050	3,200	3,856
British American Tobacco PLC 3.557% 2027	1,645	1,780
British American Tobacco PLC 4.906% 2030	5,000	5,907
British American Tobacco PLC 2.726% 2031	5,000	4,963
British American Tobacco PLC 4.39% 2037	1,050	1,136
British American Tobacco PLC 4.54% 2047	1,650	1,769
British American Tobacco PLC 4.758% 2049	1,010	1,098
H.J. Heinz Co. 3.875% 2027[3]	2,236	2,387
H.J. Heinz Co. 4.25% 2031[3]	1,453	1,597
H.J. Heinz Co. 5.50% 2050[3]	1,177	1,351
JBS Investments GmbH II 5.75% 2028[3]	2,901	3,028
JBS USA LUX SA 5.50% 2030[3]	4,000	4,365
Kimberly-Clark de México, SAB de CV 2.431% 2031[3]	3,020	3,079
Kraft Heinz Company 3.00% 2026	2,775	2,861
MARB BondCo PLC 6.875% 2025[3]	4,100	4,250
NBM US Holdings, Inc. 6.625% 2029[3]	4,100	4,398
Post Holdings, Inc. 5.50% 2029[3]	4,000	4,285
Post Holdings, Inc. 4.625% 2030[3]	4,000	4,120
Reynolds American Inc. 5.85% 2045	105	128
		74,552
American Funds Strategic Bond Fund — Page 8 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 1.45%	Principal amount (000)	Value (000)
AEP Transmission Co. LLC 3.65% 2050	$725	$859
AES Corp. 3.30% 2025[3]	4,450	4,749
AES Corp. 3.95% 2030[3]	3,525	3,902
AES Panama Generation Holdings SRL 4.375% 2030[3]	2,850	2,935
Ameren Corp. 3.50% 2031	2,000	2,291
Berkshire Hathaway Energy Co. 4.25% 2050[3]	850	1,063
Colbun SA 3.15% 2030[3]	800	865
Consolidated Edison Company of New York, Inc. 3.95% 2050	1,675	2,038
Consumers Energy Co. 3.10% 2050	857	938
Edison International 3.125% 2022	2,800	2,890
Edison International 3.55% 2024	2,200	2,322
Edison International 4.95% 2025	425	466
Edison International 5.75% 2027	1,014	1,121
Edison International 4.125% 2028	1,186	1,217
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[4]	475	528
Enel Finance International SA 3.50% 2028[3]	1,690	1,886
Exelon Corp. 4.05% 2030	1,950	2,286
Exelon Corp. 4.70% 2050	750	958
FirstEnergy Corp. 2.65% 2030	1,800	1,838
Grupo Energia Bogota SA ESP 4.875% 2030[3]	2,140	2,395
Pacific Gas and Electric Co. 4.25% 2023	186	198
Pacific Gas and Electric Co. 2.95% 2026	355	362
Pacific Gas and Electric Co. 3.30% 2027	304	313
Pacific Gas and Electric Co. 3.30% 2027	144	147
Pacific Gas and Electric Co. 4.65% 2028	141	153
Pacific Gas and Electric Co. 4.55% 2030	1,000	1,086
Pacific Gas and Electric Co. 2.50% 2031	6,035	5,764
Pacific Gas and Electric Co. 3.50% 2050	7,250	6,572
PG&E Corp. 5.00% 2028	1,995	1,938
PG&E Corp. 5.25% 2030	1,485	1,439
Public Service Electric and Gas Co. 2.45% 2030	1,625	1,768
San Diego Gas & Electric Co. 1.70% 2030	4,575	4,544
Southern California Edison Co. 2.85% 2029	1,100	1,159
Southern California Edison Co. 4.125% 2048	942	1,033
Southern California Edison Co. 3.65% 2050	525	548
Southern California Edison Co., Series C, 3.60% 2045	1,009	1,039
Southern California Gas Company 2.55% 2030	875	946
Talen Energy Corp. 7.25% 2027[3]	845	844
		67,400
Real estate 0.40%
Equinix, Inc. 2.625% 2024	2,226	2,369
Equinix, Inc. 2.90% 2026	883	953
Equinix, Inc. 1.55% 2028	1,635	1,636
Equinix, Inc. 3.20% 2029	798	881
Gaming and Leisure Properties, Inc. 4.00% 2030	2,000	2,074
Howard Hughes Corp. 5.375% 2028[3]	3,900	3,897
Iron Mountain Inc. 5.00% 2028[3]	4,000	4,105
Iron Mountain Inc. 4.50% 2031[3]	2,495	2,513
		18,428
Total corporate bonds, notes & loans		1,294,854
American Funds Strategic Bond Fund — Page 9 of 19

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 10.37% Federal agency mortgage-backed obligations 8.99%	Principal amount (000)	Value (000)
Government National Mortgage Assn. 2.50% 2050[9,10]	$132,498	$138,880
Government National Mortgage Assn. Pool #MA6865 2.50% 2050[9]	67,502	70,964
Uniform Mortgage-Backed Security 2.00% 2035[9,10]	200,000	207,828
		417,672
Collateralized mortgage-backed obligations (privately originated) 1.06%
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,7,9]	1,860	1,881
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,7,9]	1,181	1,203
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[3,7,9]	17,553	17,842
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.906% 2022[3,7,9]	3,500	3,508
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.156% 2022[3,7,9]	1,500	1,505
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[3,9]	13,057	13,128
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.298% 2051[3,7,9]	10,000	10,023
		49,090
Commercial mortgage-backed securities 0.32%
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[9]	655	719
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 2047[7,9]	4,000	3,808
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.302% 2038[3,7,9]	5,340	5,190
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.398% 2049[3,7,9]	1,500	1,396
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.688% 2058[7,9]	4,000	4,003
		15,116
Total mortgage-backed obligations		481,878
Bonds & notes of governments & government agencies outside the U.S. 3.33%
Argentine Republic 1.00% 2029	161	74
Argentine Republic 0.125% 2035[4]	3,541	1,338
Belarus (Republic of) 5.875% 2026	4,700	4,377
Brazil (Federative Republic of) 6.00% 2050[2]	BRL3,327	758
Brazil (Federative Republic of) 6.00% 2055[2]	7,287	1,684
Colombia (Republic of) 7.25% 2050	COP90,616,000	24,806
Dominican Republic 5.95% 2027	$5,000	5,377
Dominican Republic 5.875% 2060[3]	465	442
Ghana (Republic of) 6.375% 2027[3]	1,610	1,455
Greece (Hellenic Republic of) 3.45% 2024	€1,220	1,589
Greece (Hellenic Republic of) 3.375% 2025	1,480	1,957
Honduras (Republic of) 8.75% 2020	$2,529	2,560
India (Republic of) 7.61% 2030	INR367,000	5,447
India (Republic of) 7.88% 2030	333,000	5,022
Inter-American Development Bank 0.625% 2025	$13,000	13,122
Italy (Republic of) 0.10% 2023[2]	€25,768	30,355
Japan, Series 20, 0.10% 2025[2]	¥508,000	4,805
Panama (Republic of) 2.252% 2032	$2,140	2,167
Panama (Republic of) 4.50% 2056	1,475	1,851
Peru (Republic of) 2.392% 2026	1,365	1,433
Peru (Republic of) 2.783% 2031	7,810	8,472
Romania 3.50% 2034	€995	1,291
Spain (Kingdom of) 1.25% 2030	12,245	15,787
United Kingdom 0.125% 2041[2]	£2,490	5,426
American Funds Strategic Bond Fund — Page 10 of 19

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States 3.25% 2030	$2,090	$2,138
United Mexican States 5.00% 2051	3,290	3,683
United Mexican States, Series M20, 10.00% 2024	MXN60,000	3,227
United Mexican States, Series M, 7.50% 2027	60,000	3,019
Uruguay (Oriental Republic of) 8.50% 2028	UYU48,975	1,214
		154,876
Asset-backed obligations 2.28%
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.47% 2031[3,9]	$1,647	1,649
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.28% 2031[3,9]	7,500	7,469
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 4.80% 2031[3,9]	7,500	7,331
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,9]	4,160	4,218
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,9]	684	700
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,9]	1,760	1,796
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,9]	325	331
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[3,5,9]	2,417	2,413
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[3,9]	3,036	3,037
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[3,5,9]	1,144	1,144
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[3,9]	1,985	1,990
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15% 2023[3,9]	964	968
CPS Auto Receivables Trust, Series 2020-B, Class B, 2.11% 2026[3,9]	650	660
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[3,9]	518	538
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[3,9]	378	404
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 2027[9]	6,743	6,923
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[3,9]	2,208	2,216
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 2026[3,9]	1,691	1,728
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[3,9]	915	960
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[3,9]	200	215
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[3,9]	4,509	4,524
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 2024[3,9]	1,355	1,376
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[3,9]	5,705	5,859
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[3,9]	895	932
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[3,9]	520	562
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,9]	2,467	2,700
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,9]	2,325	2,322
Global SC Finance V SRL, Series 2020-1A, Class B, 2.17% 2040[3,9]	4,565	4,568
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[3,9]	1,253	1,255
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 2025[3,9]	4,460	4,629
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[3,9]	8,130	8,721
Textainer Marine Containers Limited, Series 2020-2A, Class A, 1.86% 2045[3,9]	1,226	1,228
Textainer Marine Containers Limited, Series 2020-2, Class B, 3.34% 2045[3,9]	3,571	3,574
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[3,9]	12,000	12,035
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[3,9]	4,964	4,982
		105,957
Municipals 1.32% Florida 0.65%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	15,075	15,314
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	14,910	15,115
		30,429
American Funds Strategic Bond Fund — Page 11 of 19

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) California 0.37%	Principal amount (000)	Value (000)
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	$5,000	$5,046
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	5,400	5,461
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	6,450	6,469
		16,976
Illinois 0.16%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	2,330	2,356
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	45	47
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	760	771
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[3]	1,780	2,200
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	100	118
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	1,970	1,992
		7,484
South Carolina 0.08%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	2,085	2,360
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,200	1,386
		3,746
Puerto Rico 0.03%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	1,550	1,495
New Jersey 0.03%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	987	1,229
Total municipals		61,359
Federal agency bonds & notes 0.41%
Fannie Mae 0.875% 2030	19,166	18,878
Total bonds, notes & other debt instruments (cost: $4,070,852,000)		4,149,200
Preferred securities 0.01% Consumer discretionary 0.01%	Shares
MYT Holding LLC, Series A, preferred shares[11]	264,634	255
Total preferred securities (cost: $237,000)		255
Common stocks 0.00% Consumer discretionary 0.00%
MYT Holding Co., Class B5,11	129,868	124
NMG Parent LLC[5,11]	967	80
NMG Parent LLC[3,5,11,12]	182	10
		214
Total common stocks (cost: $1,012,000)		214
American Funds Strategic Bond Fund — Page 12 of 19

unaudited
Rights & warrants 0.00% Consumer discretionary 0.00%	Shares	Value (000)
NMG Parent LLC, warrants, expire 2027[5,11]	4,602	$28
Total rights & warrants (cost: $28,000)		28
Short-term securities 18.87% Money market investments 18.87%
Capital Group Central Cash Fund 0.12%[13,14]	8,767,741	876,862
Total short-term securities (cost: $876,843,000)		876,862
Total investment securities 108.16% (cost: $4,948,972,000)		5,026,559
Other assets less liabilities (8.16)%		(379,061)
Net assets 100.00%		$4,647,498
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 9/30/2020[16] (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
30 Day Federal Funds Futures	Short	2,102	January 2021	$(875,903)	$(875,290)	$391
90 Day Euro Dollar Futures	Short	9,541	March 2021	(2,385,250)	(2,380,599)	(229)
5 Year U.S. Treasury Note Futures	Long	190	January 2021	19,000	23,946	9
10 Year U.S. Treasury Note Futures	Short	320	December 2020	(32,000)	(44,650)	(111)
10 Year Ultra U.S. Treasury Note Futures	Short	9,108	December 2020	(910,800)	(1,456,568)	(1,106)
20 Year U.S. Treasury Bond Futures	Long	591	December 2020	59,100	104,182	9
30 Year Ultra U.S. Treasury Bond Futures	Long	1,491	December 2020	149,100	330,722	(1,161)
						$(2,198)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2020 (000)
Purchases (000)	Sales (000)
USD13,560	CLP10,558,000	Barclays Bank PLC	10/8/2020	$110
JPY11,763,839	USD110,826	HSBC Bank	10/13/2020	733
GBP35,700	USD45,533	Bank of New York Mellon	10/13/2020	535
USD61,053	GBP47,000	Morgan Stanley	10/13/2020	402
USD31,568	GBP24,200	Goldman Sachs	10/13/2020	339
USD49,713	GBP38,300	Goldman Sachs	10/13/2020	289
GBP24,400	USD31,200	Citibank	10/13/2020	287
JPY1,831,000	EUR14,585	Morgan Stanley	10/13/2020	259
GBP17,700	USD22,598	JPMorgan Chase	10/13/2020	243
GBP17,019	USD21,796	Goldman Sachs	10/13/2020	166
EUR4,297	MXN110,000	Citibank	10/14/2020	73
USD88,555	EUR74,400	Morgan Stanley	10/16/2020	1,296
USD38,939	EUR32,855	Morgan Stanley	10/16/2020	405
EUR27,700	USD32,264	Bank of New York Mellon	10/16/2020	224
EUR46,600	USD54,475	Goldman Sachs	10/16/2020	179
CHF10,300	USD11,342	Citibank	10/16/2020	(154)
American Funds Strategic Bond Fund — Page 13 of 19

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2020 (000)
Purchases (000)	Sales (000)
USD21,660	BRL117,230	Standard Chartered Bank	10/20/2020	$797
JPY1,488,000	USD14,196	Citibank	10/21/2020	(83)
USD11,636	COP44,158,000	Morgan Stanley	10/22/2020	110
USD7,932	KRW9,269,600	JPMorgan Chase	10/22/2020	6
USD9,752	INR720,000	Standard Chartered Bank	10/23/2020	17
MXN544,300	USD25,249	Citibank	10/23/2020	(702)
USD26,693	MXN573,586	HSBC Bank	10/26/2020	835
MXN507,200	USD22,396	Morgan Stanley	10/26/2020	469
USD3,662	SEK32,500	Morgan Stanley	10/26/2020	32
USD7,904	NOK73,700	Morgan Stanley	10/26/2020	3
USD4,357	SGD5,945	Morgan Stanley	10/26/2020	2
JPY789,185	USD7,526	Bank of America	10/26/2020	(41)
MXN687,700	USD31,052	Citibank	10/26/2020	(50)
USD95,764	GBP75,109	Goldman Sachs	10/26/2020	(1,166)
				$5,615
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
1.309%	U.S. EFFR	12/16/2020	$1,199,150	$3,110	$—	$3,110
1.33075%	U.S. EFFR	12/16/2020	795,000	2,098	—	2,098
EONIA	(0.5145)%	2/3/2021	€2,066,800	89	—	89
EONIA	(0.5315)%	2/3/2021	1,033,400	72	—	72
EONIA	(0.545)%	2/3/2021	410,350	38	—	38
2.094%	U.S. EFFR	2/13/2021	$85,300	624	—	624
3-month USD-LIBOR	2.465%	2/13/2021	86,100	(714)	—	(714)
2.5775%	U.S. EFFR	7/16/2022	228,977	5,967	—	5,967
2.10125%	U.S. EFFR	1/12/2023	36,000	1,695	—	1,695
2.045%	3-month USD-LIBOR	3/24/2023	53,800	1,965	—	1,965
2.55%	U.S. EFFR	4/26/2023	50,000	3,269	—	3,269
2.5815%	U.S. EFFR	5/25/2023	96,000	6,548	—	6,548
1.8875%	3-month USD-LIBOR	6/7/2023	33,600	1,117	—	1,117
1.569%	3-month USD-LIBOR	7/6/2023	40,500	1,078	—	1,078
1.615%	3-month USD-LIBOR	8/18/2023	73,000	2,015	—	2,015
3-month USD-LIBOR	3.09009%	10/31/2023	58,020	(5,106)	—	(5,106)
2.42%	3-month USD-LIBOR	11/18/2023	50,000	2,175	—	2,175
U.S. EFFR	0.11%	5/18/2024	587,300	97	—	97
6.23%	28-day MXN-TIIE	3/28/2025	MXN1,051,500	2,454	—	2,454
3-month USD-LIBOR	1.867%	7/11/2025	$84,400	(3,703)	—	(3,703)
6-month JPY-LIBOR	0.1277%	3/24/2026	¥500,000	(46)	—	(46)
6-month JPY-LIBOR	(0.0823)%	7/11/2026	1,200,000	24	—	24
3-month USD-LIBOR	0.5075%	9/3/2027	$300,000	(399)	—	(399)
2.91%	3-month USD-LIBOR	2/1/2028	19,100	2,128	—	2,128
2.908%	3-month USD-LIBOR	2/1/2028	19,100	2,126	—	2,126
2.925%	3-month USD-LIBOR	2/1/2028	15,300	1,716	—	1,716
2.92%	3-month USD-LIBOR	2/2/2028	14,500	1,622	—	1,622
American Funds Strategic Bond Fund — Page 14 of 19

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
U.S. EFFR	2.438%	1/11/2029	$44,000	$(7,483)	$—	$(7,483)
28-day MXN-TIIE	6.95%	3/22/2030	MXN636,500	(2,494)	—	(2,494)
3-month USD-LIBOR	2.679%	4/14/2030	$4,800	(904)	—	(904)
3-month USD-LIBOR	2.514%	9/25/2030	58,300	(10,373)	—	(10,373)
0.69695%	3-month USD-LIBOR	9/30/2030	115,800	(92)	—	(92)
0.6948%	3-month USD-LIBOR	9/30/2030	125,300	(127)	—	(127)
0.68%	3-month USD-LIBOR	10/1/2030	121,700	(304)	—	(304)
0.6765%	3-month USD-LIBOR	10/1/2030	107,200	(305)	—	(305)
3-month USD-LIBOR	2.35%	3/24/2031	11,700	(1,830)	—	(1,830)
3-month USD-LIBOR	2.22%	6/7/2031	7,300	(1,030)	—	(1,030)
3-month USD-LIBOR	1.8929%	7/6/2031	8,700	(939)	—	(939)
3-month USD-LIBOR	1.87%	8/18/2031	15,500	(1,617)	—	(1,617)
3-month USD-LIBOR	2.57%	11/18/2031	11,000	(1,866)	—	(1,866)
3-month USD-LIBOR	2.986%	2/1/2038	9,200	(1,369)	—	(1,369)
3-month USD-LIBOR	2.9625%	2/1/2038	11,400	(1,671)	—	(1,671)
3-month USD-LIBOR	2.963%	2/1/2038	11,500	(1,686)	—	(1,686)
3-month USD-LIBOR	2.967%	2/2/2038	8,900	(1,308)	—	(1,308)
3.1675%	3-month USD-LIBOR	9/27/2048	29,000	15,015	—	15,015
U.S. EFFR	0.6193%	4/6/2050	12,600	1,063	—	1,063
U.S. EFFR	0.60602%	4/6/2050	5,800	510	—	510
U.S. EFFR	0.61692%	4/6/2050	5,200	442	—	442
6-month EURIBOR	0.0897%	6/4/2050	€16,100	(574)	—	(574)
6-month EURIBOR	0.1057%	6/5/2050	16,100	(666)	—	(666)
3-month USD-LIBOR	0.811%	7/27/2050	$6,925	554	—	554
					$—	$13,005
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium received (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$88,378	$(4,344)	$(4,904)	$560
CDX.NA.IG.35	1.00%/Quarterly	12/20/2025	449,715	(9,372)	(10,764)	1,392
ITRX.EUR.IG.34	1.00%/Quarterly	12/20/2025	1,000	(25)	(26)	1
CDX.NA.HY.35	5.00%/Quarterly	12/20/2025	200,000	(8,195)	(8,130)	(65)
					$(23,824)	$1,888
Investments in affiliates14

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2020 (000)	Dividend income (000)
Short-term securities 18.87%
Money market investments 18.87%
Capital Group Central Cash Fund 0.12%[13]	$44,215	$3,472,778	$2,639,800	$(11)	$(320)	$876,862	$1,215
American Funds Strategic Bond Fund — Page 15 of 19

unaudited
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $53,243,000, which represented 1.15% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $799,834,000, which represented 17.21% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,158,000, which represented .09% of the net assets of the fund.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $10,134,000, which represented .22% of the net assets of the fund.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Purchased on a TBA basis.
[11]	Security did not produce income during the last 12 months.
[12]	Value determined using significant unobservable inputs.
[13]	Rate represents the seven-day yield at 9/30/2020.
[14]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
American Funds Strategic Bond Fund — Page 16 of 19

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $4,400,222,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $316,943,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $17,987,091,000 and $467,543,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2020 (dollars in thousands):
American Funds Strategic Bond Fund — Page 17 of 19

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$2,031,398	$—	$2,031,398
Corporate bonds, notes & loans	—	1,294,854	—	1,294,854
Mortgage-backed obligations	—	481,878	—	481,878
Bonds & notes of governments & government agencies outside the U.S.	—	154,876	—	154,876
Asset-backed obligations	—	105,957	—	105,957
Municipals	—	61,359	—	61,359
Federal agency bonds & notes	—	18,878	—	18,878
Preferred securities	255	—	—	255
Common stocks	—	204	10	214
Rights & warrants	—	28	—	28
Short-term securities	876,862	—	—	876,862
Total	$877,117	$4,149,432	$10	$5,026,559
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$409	$—	$—	$409
Unrealized appreciation on open forward currency contracts	—	7,811	—	7,811
Unrealized appreciation on interest rate swaps	—	59,611	—	59,611
Unrealized appreciation on credit default swaps	—	1,953	—	1,953
Liabilities:
Unrealized depreciation on futures contracts	(2,607)	—	—	(2,607)
Unrealized depreciation on open forward currency contracts	—	(2,196)	—	(2,196)
Unrealized depreciation on interest rate swaps	—	(46,606)	—	(46,606)
Unrealized depreciation on credit default swaps	—	(65)	—	(65)
Total	$(2,198)	$20,508	$—	$18,310
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols
Auth. = Authority	ICE = Intercontinental Exchange, Inc.
BRL = Brazilian reais	INR = Indian rupees
CHF = Swiss francs	JPY/¥ = Japanese yen
CLP = Chilean pesos	KRW = South Korean won
CMT = Constant Maturity Treasury	LIBOR = London Interbank Offered Rate
COP = Colombian pesos	MXN = Mexican pesos
Dev. = Development	NOK = Norwegian kroner
Econ. = Economic	Rev. = Revenue
EFFR = Effective Federal Funds Rate	SEK = Swedish kronor
EONIA = Euro Overnight Index Average	SGD = Singapore dollars
EUR/€ = Euros	SOFR = Secured Overnight Financing Rate
EURIBOR = Euro Interbank Offered Rate	TBA = To-be-announced
Fin. = Finance	TIIE = Equilibrium Interbank Interest Rate
G.O. = General Obligation	USD/$ = U.S. dollars
GBP/£ = British pounds	UYU = Uruguayan pesos
American Funds Strategic Bond Fund — Page 18 of 19

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-112-1120O-S78158	American Funds Strategic Bond Fund — Page 19 of 19